Document and Entity Information	Jan. 13, 2025
Document And Entity Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Jan. 13, 2025
Entity Registrant Name	Blaize Holdings, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-41139
Entity Tax Identification Number	86-2708752
Entity Address Address Line 1	4659 Golden Foothill Parkway
Entity Address Address Line 2	Suite 206
Entity Address City Or Town	El Dorado Hills
Entity Address State Or Province	CA
Entity Address Postal Zip Code	95762
City Area Code	916
Local Phone Number	347-0050
Entity Information Former Legal Or Registered Name	BurTech Acquisition Corp.
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	This Current Report on Form 8-K/A amends and restates in its entirety Item 4.01 of the Current Report on Form 8-K filed with the Securities and Exchange Commission (the “SEC”) on January 17, 2025, solely to clarify certain reportable events as defined in Item 304(a)(1)(v) of Regulation S-K with respect to the consolidated financial statements of BurTech Acquisition Corp. and to filed a revised Letter from Marcum LLP to the Securities and Exchange Commission as Exhibit 16.1.
Entity Central Index Key	0001871638
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address Address Line 1	1300 Pennsylvania Ave NW
Entity Address Address Line 2	Suite 700
Entity Address City Or Town	Washington
Entity Address State Or Province	DC
Entity Address Postal Zip Code	20004
Common stock, par value $0.0001 per share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common stock, par value $0.0001 per share
Trading Symbol	BZAI
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one share of Common stock at an exercise price of $11.50 per share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each whole warrant exercisable for one share of Common stock at an exercise price of $11.50 per share
Trading Symbol	BZAIW
Security Exchange Name	NASDAQ